Tradr 2X Long WULF Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$8,943,098
TOTAL NET ASSETS — 100.0%	$8,943,098

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Terawulf, Inc.	Receive	8.65% (OBFR01* + 500bps)	At Maturity	11/23/2026	$18,941,397	$-	$99,829
TOTAL EQUITY SWAP CONTRACTS								$99,829

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.